Fair Value Measurements (Details) - Plan 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	$ 516,970,677	$ 469,342,041
UGI Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	12,396,327	9,911,383
Total | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	115,870,509	110,314,644
Total | UGI Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	12,396,327	9,911,383
Total | Brokerage Link
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	3,821,142	4,229,798
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	132,087,978	124,455,825
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	115,870,509	110,314,644
Level 1 | UGI Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	12,396,327	9,911,383
Level 1 | Brokerage Link
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	3,821,142	4,229,798
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	0	0
Level 2 | UGI Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	0	0
Level 2 | Brokerage Link
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	0	0
Level 3 | UGI Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	0	0
Level 3 | Brokerage Link
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	0	0
Other
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	384,882,699	344,886,216
Other | Common collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	$ 307,955,327	$ 268,743,871
Redemption Notice Period	30 days	30 days
Other | Collective investment trust fund
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	$ 76,927,372	$ 76,142,345
Redemption Notice Period	30 days	30 days